Share-Based Compensation	6 Months Ended
Jun. 30, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation
8.	Share-Based Compensation

On March 20, 2018, the Company granted 29,898 restricted shares under the Navigator Holdings Ltd. 2013 Long-Term Incentive Plan (the “2013 Plan”) to non-employee directors with a weighted average value of $12.04 per share. These restricted shares vest on the first anniversary of the grant date. On the same date the Company granted 63,728 restricted shares to the Chief Executive Officer of the Company and a further 32,916 restricted shares were granted to officers and employees of the Company with a weighted average value of $12.04 per share. All these restricted shares vest on the third anniversary of the grant date.

During the six months ended June 30, 2018, there were 28,194 shares that were previously granted to non-employee directors under the 2013 Plan with a weighted average grant value of $12.77 per share, which vested at a fair value of $325,641.

On March 23, 2017, the Company granted 28,194 restricted shares under the 2013 Plan to non-employee directors with a weighted average value of $12.77 per share. These restricted shares vest on the first anniversary of the grant date. On the same date the Company granted 42,023 restricted shares to the Chief Executive Officer of the Company and a further 23,458 restricted shares were granted to officers and employees of the Company with a weighted average value of $12.77 per share. All these restricted shares vest on the third anniversary of the grant date.

During the year ended December 31, 2017, there were 22,782 shares that were previously granted under the 2013 Plan to non-employee directors with a weighted average grant value of $15.80 per share, which vested at a fair value of $305,279 and 2,500 shares previously granted to an officer of the Company with an average grant value of $19.59 vested at a fair value of $24,888.

Restricted share grant activity for the year ended December 31, 2017 and six months ended June 30, 2018 was as follows:

	Number of non-vested restricted shares	Weighted average grant date fair value	Weighted average remaining contractual term	Aggregate intrinsic value
Balance as of January 1, 2017	75,120	$15.93	1.59 years	$698,616
Granted	93,675	12.77
Vested	(25,282)	16.17

Balance as of December 31, 2017	143,513	$13.82	1.49 years	$1,413,603
Granted	126,542	12.04
Vested	(28,194)	12.77
Forfeited	(3,263)	14.34

Balance as of June 30, 2018	238,598	$12.99	1.80 years	$3,018,265

Using the straight-line method of expensing the restricted share grants, the weighted average estimated value of the restricted shares calculated at the date of grant is recognized as compensation costs in the Statement of Income over the period to the vesting date.

During the six months ended June 30, 2018, the Company recognized $466,577 in share-based compensation costs relating to share grants (six months ended June 30, 2017: $404,050). As of June 30, 2018, there was a total of $2,037,842 unrecognized compensation costs relating to the expected future vesting of share-based awards (December 31, 2017: $1,027,683) which are expected to be recognized over a weighted average period of 1.80 years (December 31, 2017: 1.49 years).

Share options previously issued under the 2013 Plan are not exercisable until the third anniversary of the grant date and can be exercised up to the tenth anniversary of the date of grant. The fair value of each option is calculated on the date of grant based on the Black-Scholes valuation model. Expected volatilities are based on the historic volatility of the Company’s stock price and other factors. The Company does not currently pay dividends and it is assumed this will not change. The expected term of the options granted is anticipated to be between 4 and 6.5 years. The risk-free rate is the rate adopted from the U.S. Government Zero Coupon Bond.

Options activity during the year ended December 31, 2017 and the six months ended June 30, 2018 was as follows:

Options	Number of non-vested options	Weighted average exercise price per share	Weighted average remaining contractual term years	Aggregate intrinsic value
Balance as of January 1, 2017	373,740	$21.54	7.70	—
Forfeited during the year	(5,000)	23.85	—	—
Vested	(214,055)	24.19	—	—

Balance as of December 31, 2017	154,685	$17.80	7.70	—
Forfeited	(1,500)	17.80	—	—
Vested	(153,185)	17.80	—	—

Balance as of June 30, 2018	—	—	—	$—

On April 14, 2017, 194,055 share options granted previously at an option price of $24.29 became exercisable and on October 14, 2017, 20,000 share options became exercisable at an option price of $23.18. On March 17, 2018, 153,185 share options granted on March 17, 2015 at an option price of $17.80 became exercisable. None of the options were exercised as of June 30, 2018.

During the six months ended June 30, 2018, the Company recognized a credit of $99,902 in share-based compensation costs (six months ended June 30, 2017: expense of $368,669) relating to the forfeiture of options granted under the 2013 Plan, which was recognized in general and administrative costs. As of June 30, 2018, there were no unrecognized compensation costs (December 31, 2017: $85,898) related to non-vested options under the 2013 Plan.